Related Party Transactions (Details Narrative) (10K) $ in Thousands	Mar. 16, 2018 USD ($)
Hydra Management, LLC [Member]
Compensation for advisory services	$ 500
Non-Executive Chairman of Board [Member] | Andina Acquisition Corp II [Member]
Repayments of related party debt	661
Other Employees [Member] | Andina Acquisition Corp II [Member]
Repayments of related party debt	$ 100